Repurchase of shares	12 Months Ended
Dec. 31, 2020
Repurchase of shares
Repurchase of shares

19.          Repurchase of shares

In June 2020, the board of directors of the Company authorized a share buyback program (the "Share Buyback Program"), whereby the Company may repurchase up to USD 20 million of common shares or ADSs from June 29, 2020 for twelve months on the open market at the prevailing market prices, in privately negotiated transactions, in block trades and through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations.

19.          Repurchase of shares (Continued)

The following table is a summary of the shares repurchased by the Company under the Share Buyback Program. All shares were purchased through privately negotiated transactions and publicly purchasing from the open market pursuant to the Share Buyback Program:

	Total number of ADSs purchased as	Average price
Period	part of the publicly announced plan	paid per ADS
July 8 - July 31	857,147	3.72
August 3 - August 18	334,245	3.86
Total for the year ended December 31, 2020	1,191,392

During the year ended December 31, 2020, 1,191,392 ADSs were purchased at an aggregate consideration of USD 4,475,000 under the Share Buyback Program. No shares were repurchased during the years ended December 31, 2018 and 2019.